TYPE			13F-HR

PERIOD			09/30/08

FILER
	CIK		0000911084
	CCC		@JHQ4ETO

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: SEPTEMBER 30, 2008

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: [ ]
THIS AMENDMENT (CHECK ONE):  [ ] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   NOVEMBER 13, 2008

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH JUNE 30, 2008.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  39 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $30,023(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASPEN INS HDGS LTD             COM              G05384105     1123    40830 SH       Sole                    26205             14625
                                                                49     1800 SH       Other                                      1800
BARD, C.R. INC.                COM              067383109     1739    18329 SH       Sole                    11824              6505
                                                               133     1400 SH       Other                                      1400
COMCAST CORP A                 COM              20030n101     1241    63210 SH       Sole                    39685             23525
                                                                26     1300 SH       Other                                      1300
COVIDIEN LTD                   COM              G2552X108     1277    23750 SH       Sole                    15245              8505
                                                                33      618 SH       Other                                       618
EMERSON ELECTRIC               COM              291011104     1070    26235 SH       Sole                    16440              9795
GENERAL ELECTRIC               COM              369604103     2057    80682 SH       Sole                    51652             29030
HOME DEPOT INC                 COM              437076102     1410    54461 SH       Sole                    35336             19125
                                                                44     1700 SH       Other                                      1700
JOHNSON & JOHNSON              COM              478160104     2657    38345 SH       Sole                    25187             13158
                                                               111     1600 SH       Other                                      1600
KRAFT FOODS INC                COM              50075n104      702    21437 SH       Sole                    14265              7172
                                                                70     2145 SH       Other                                      2145
L-3 COMMUN HLDGS               COM              502424104     1259    12810 SH       Sole                     8350              4460
                                                                51      515 SH       Other                                       515
LOWE'S COMPANIES               COM              548661107     1568    66190 SH       Sole                    43450             22740
                                                                52     2200 SH       Other                                      2200
MONTPELIER RE HLDGS LTD        COM              G62185106      714    43225 SH       Sole                    28345             14880
NEWS CORP LTD A                COM              65248E104      994    82885 SH       Sole                    53565             29320
                                                                43     3605 SH       Other                                      3605
PHILIP MORRIS INTL             COM              718172109     1956    40658 SH       Sole                    26123             14535
                                                               149     3100 SH       Other                                      3100
ST JUDE MEDICAL                COM              790849103     1256    28880 SH       Sole                    18745             10135
                                                                52     1200 SH       Other                                      1200
STRYKER CORP                   COM              863667101     1684    27030 SH       Sole                    17400              9630
                                                                69     1110 SH       Other                                      1110
TYCO ELECTRONICS               COM              G9144P105      666    24075 SH       Sole                    15570              8505
                                                                17      618 SH       Other                                       618
TYCO INTL LTD                  COM              G9143X208      840    23975 SH       Sole                    15570              8405
                                                                22      618 SH       Other                                       618
UNITEDHEALTH GRP               COM              91324p102      578    22758 SH       Sole                    15078              7680
                                                                23      900 SH       Other                                       900
WAL-MART STORES                COM              931142103     2807    46865 SH       Sole                    30620             16245
                                                               119     1980 SH       Other                                      1980
ZIMMER HLDGS INC               COM              98956p102     1311    20305 SH       Sole                    13290              7015
                                                                53      825 SH       Other                                       825